Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management evaluates events occurring through the date the financial statements are available to be issued in determining the accounting for and disclosure of transactions and events that affect the financial statements. No subsequent events were noted.